Consolidated Statements of Financial Position		Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Non-current assets
Property, plant and equipment		$ 4,253,686	$ 547,612	$ 5,819,230
Total non-current assets		4,253,686	547,612	5,819,230
Current assets
Trade and other receivables		16,096,160	2,072,191	13,510,032
Cash and bank balances		42,222,014	5,435,588	3,660,213
Total current assets		58,318,174	7,507,779	17,170,245
Total assets		62,571,860	8,055,391	22,989,475
Current liabilities
Trade and other payables		12,990,458	1,672,368	27,376,032
Contract liabilities		1,310,435	168,703	1,524,761
Bank borrowings		3,845,863	495,110	4,767,829
Lease liabilities		1,376,122	177,159	3,361,230
Derivative		6,756,516	869,822
Convertible promissory notes		13,860,647	1,784,395
Total current liabilities		40,140,041	5,167,557	37,029,852
Non-current liabilities
Trade and other payables		150,000	19,311	150,000
Lease liabilities		1,014,182	130,564	1,122,591
Total non-current liabilities		1,164,182	149,875	1,272,591
Total liabilities		41,304,223	5,317,432	38,302,443
Equity attributable to owners of the Company
Share capital	[1]	11,457	1,475	9,750
Accumulated losses		(33,754,822)	(4,345,537)	(15,680,728)
Reserves		55,011,002	7,082,021	358,010
Total equity		21,267,637	2,737,959	(15,312,968)
Total liabilities and equity		$ 62,571,860	$ 8,055,391	$ 22,989,475

[1]	Giving retroactive effect to the issuance of ordinary shares which are detailed in Note 1.